Financial Risk Management - Summary of Remaining Contractual Maturity of Financial Assets and Liabilities Excluding Derivatives Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		₩ 584,702,671	₩ 544,276,680
Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	2,193,210	2,939,584
Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	10,078,394	9,149,396
Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	9,209,537	3,509,789
Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	284,219	85,546
Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	396,520,477	374,922,963
Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		72,449,351	57,381,997
Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		73,073,502	70,641,727
Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		623,890	608,382
Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		20,270,091	25,037,296
Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		208,891,135	187,310,296
Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	188,168,340	170,218,143
Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		12,425,753	10,199,689
Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	8,297,042	6,892,464
On demand | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		199,992,863	228,951,596
On demand | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	2,193,210	2,939,584
On demand | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	10,078,394	9,149,396
On demand | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	9,209,537	3,509,789
On demand | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	0	0
On demand | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	170,489,726	204,616,202
On demand | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		7,831,474	8,504,084
On demand | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		11,117	14,528
On demand | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		164	139
On demand | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		179,241	217,874
On demand | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		208,891,135	187,310,296
On demand | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	188,168,340	170,218,143
On demand | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		12,425,753	10,199,689
On demand | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	8,297,042	6,892,464
Up to 1 month | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		75,722,810	60,790,876
Up to 1 month | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Up to 1 month | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	11,106	11,355
Up to 1 month | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	29,911,835	16,556,213
Up to 1 month | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		23,821,330	17,807,785
Up to 1 month | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		4,011,679	3,438,621
Up to 1 month | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		28,079	23,387
Up to 1 month | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		17,938,781	22,953,515
Up to 1 month | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Up to 1 month | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Up to 1 month | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1-3 montshs | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		61,698,415	42,524,313
1-3 montshs | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1-3 montshs | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	8,886	9,993
1-3 montshs | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	45,245,496	31,123,968
1-3 montshs | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		7,676,952	5,825,350
1-3 montshs | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		8,353,663	5,318,699
1-3 montshs | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		45,200	42,406
1-3 montshs | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		368,218	203,897
1-3 montshs | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1-3 montshs | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1-3 montshs | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
3-12 months | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		172,540,066	146,041,876
3-12 months | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
3-12 months | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	39,174	31,135
3-12 months | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	131,765,097	111,140,222
3-12 months | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		19,120,861	13,861,238
3-12 months | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		20,995,587	20,496,869
3-12 months | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		171,449	157,536
3-12 months | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		447,898	354,876
3-12 months | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
3-12 months | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
3-12 months | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
1~5 years | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		65,540,274	56,700,841
1~5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
1~5 years | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	221,551	31,640
1~5 years | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	17,979,299	10,157,238
1~5 years | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		12,839,302	10,380,171
1~5 years | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		33,216,320	34,863,044
1~5 years | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		376,159	334,359
1~5 years | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		907,643	934,389
1~5 years | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
1~5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
1~5 years | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	0	0
Over 5 years | Financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		9,208,243	9,267,178
Over 5 years | Financial liabilities at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Financial liabilities designated at fair value through profit or loss
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for trading
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[1]	0	0
Over 5 years | Derivatives held for hedging
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[2]	3,502	1,423
Over 5 years | Deposits
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk	[3]	1,129,024	1,329,120
Over 5 years | Borrowings Related To Liquidity Risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		1,159,432	1,003,369
Over 5 years | Debentures
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		6,485,136	6,509,966
Over 5 years | Lease liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		2,839	50,555
Over 5 years | Other financial liabilities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial Liability Held For Managing Liquidity Risk		428,310	372,745
Over 5 years | Off-balance sheet items
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Commitments
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[4]	0	0
Over 5 years | Acceptances And Guarantees Contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk		0	0
Over 5 years | Financial guarantee contracts
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Off Balance Sheet Item Held For Managing Liquidity Risk	[5]	₩ 0	₩ 0

[1]	Financial liabilities measured or designated at fair value through profit or loss and derivatives held for trading are not managed by contractual maturity because they are expected to be traded or redeemed before maturity. Therefore, the carrying amounts of those financial instruments are included in the ‘On demand’ category.
[2]	Cash flows of derivatives held for hedging are shown at net amount of cash inflows and outflows by remaining contractual maturity.
[3]	Deposits that are contractually repayable on demand or on short notice are included in the ‘On demand’ category.
[4]	Commitments are included in the ‘On demand’ category because payments can be requested at any time.
[5]	Cash flows under financial guarantee contracts are classified based on the earliest period that the contract can be executed.